Commitments and Contingencies - Schedule of Future Annual Minimum Operating Lease Obligations (Details)	Sep. 30, 2018 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2019	$ 111,034
2020	113,405
2021	64,259
TOTAL	$ 288,698